Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Hedging	$ (3,421)	$ (6,340)
Before hedging [Member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	6,586	5,711
Before hedging [Member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	$ 106,155	$ 105,984
Before hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	2.35%	2.95%
Hedging	$ 210	$ 214
Before hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.70%	3.22%
Hedging	$ 1,641	$ 1,951
Before hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	9.46%	9.13%
Hedging	$ 44	$ 61
Before hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	10.02%	11.51%
Hedging	$ 552	$ 525
Before hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	2.50%	3.66%
Hedging	$ 397	$ 190
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.36%	3.23%
Hedging	$ 2,019	$ 1,942
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	0.17%	0.24%
Hedging	$ 3,782	$ 3,138
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	1.71%	1.80%
Hedging	$ 29,005	$ 28,217
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.17%	1.94%
Hedging	$ 1,023	$ 1,399
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	4.64%	4.28%
Hedging	$ 68,633	$ 68,820
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	10.05%	7.19%
Hedging	$ 1,130	$ 709
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	6.45%	8.43%
Hedging	$ 164	$ 311
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.83%	3.82%
Hedging	$ 4,141	$ 4,218
After hedging [Member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	10,186	7,038
After hedging [Member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	$ 102,555	$ 104,656
After hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	2.35%	2.95%
Hedging	$ 210	$ 214
After hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.70%	3.22%
Hedging	$ 1,641	$ 1,951
After hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	6.41%	6.86%
Hedging	$ 44	$ 133
After hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	10.02%	12.13%
Hedging	$ 552	$ 453
After hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	2.50%	3.38%
Hedging	$ 397	$ 206
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.36%	3.23%
Hedging	$ 2,019	$ 1,942
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	0.17%	0.24%
Hedging	$ 3,784	$ 3,138
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	1.60%	1.65%
Hedging	$ 30,169	$ 36,044
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.48%	2.21%
Hedging	$ 4,621	$ 2,638
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	4.81%	4.66%
Hedging	$ 63,497	$ 59,370
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	10.05%	7.19%
Hedging	$ 1,130	$ 709
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	6.45%	8.43%
Hedging	$ 164	$ 311
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	3.80%	3.79%
Hedging	$ 3,513	$ 3,586
After hedging [Member] | South Korea [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging	2.45%	2.45%
Hedging	$ 1,000	$ 1,000